Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Balances
Details of related party balances as of December 31, 2019 and 2020 are as follows:
Ordinary Shares to be issued to Everest

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Everest (Note 1 8 )	258,119	—	—

Other receivables

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	21,212	3,251

Accruals and other payables

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	—	2,395	367

Summary of Related Party Transactions
Receipt of CRO services
—
recognized in research and development expenses

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	2,786	—	681	104
Jiangsu Taslydiyi Pharmaceutical Co., Ltd.	—	—	2,395	367
Tasly Pharmaceutical Group Co., Ltd.	—	5,590	—	—

Receipt of research and development funding

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 1 8 )	178,715	53,148	—	—

Collection of loan to an affiliate

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou (4)	—	—	52,000	7,969

Expenses paid on behalf of an affiliate

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	—	21,212	3,251